Schedule of Depreciation and Amortization Expense (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 799,014	$ 1,184,019